Revaluation (gains) and losses	12 Months Ended
Dec. 31, 2021
Revaluation Gains And Losses [Abstract]
Revaluation (gains) and losses
20.	Revaluation (gains) and losses

	Year ended
	December 31, 2021	December 31, 2020
Change in fair value due to revaluation of derivative financial asset	(1,788)	—
Change in fair value due to revaluation of derivative financial liabilities	(11,276)	8
Realized gain on investment portfolio	(4,219)	—
Unrealized loss on investment portfolio	942	2,249
Unrealized exchange loss	670	155
Unrealized gain on other receivable	—	(258)
Losses related to property and equipment	—	272

	(15,671)	2,426